Lease liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Lease liability, at beginning of the period	$ 117,579	$ 156,566
Repayments	(53,934)	(51,916)
Accretion	9,226	12,929
Lease liability, at end of the period	72,871	117,579
Current portion	50,447	44,708
Long-term portion	$ 22,424	$ 72,871
Interest rate	9.00%